Commitments and Contingencies (Details) € in Millions, $ in Millions						3 Months Ended			6 Months Ended
	Jul. 03, 2022 USD ($)	Apr. 25, 2022 USD ($)	Apr. 06, 2022 USD ($)	May 14, 2019 USD ($)	Jul. 14, 2018 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($) claim	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) claim	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 USD ($)
Loss Contingencies [Line Items]
Other Operating Income (Expense), Net							$ 7	$ (3)	$ 4		$ (8)
Tronox Litigation
Loss Contingencies [Line Items]
Gain contingency				$ 75
Litigation settlement, amount awarded from other party			$ 75
Proceeds from legal settlements		$ 85
Neste Engineering Services Arbitration
Loss Contingencies [Line Items]
Loss contingency accrual							16		$ 16
Other Operating Income (Expense), Net							$ 10
Neste Engineering Services Arbitration | Forecast
Loss Contingencies [Line Items]
Other Operating Income (Expense), Net						$ 13
Neste Engineering Services Arbitration | Subsequent Event
Loss Contingencies [Line Items]
Litigation settlement, amount awarded from other party	$ 13
Calais Pipeline Matter
Loss Contingencies [Line Items]
Number of pending claims | claim							2		2
Calais Pipeline Matter | The Region Hauts-de-France
Loss Contingencies [Line Items]
Damages sought									$ 13	€ 12
Tronox Limited
Loss Contingencies [Line Items]
Break fee					$ 75